Significant Accounting Policies - Schedule of Annual Rates of Depreciation Property and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Vehicles [Member]
Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%
Minimum [Member] | Computers and electronic equipment [Member]
Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	6.00%
Maximum [Member] | Computers and electronic equipment [Member]
Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Annual Rates of Depreciation Property and Equipment [Line Items]
Property, plant and equipment, depreciation percentage	7.00%